Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Jun. 30, 2025
Changes in Liabilities Arising from Financing Activities [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities
Consolidated	Interest bearing loans and borrowings	Lease Liability	Total
	$	$	$
Balance at 1 July 2023	2,476,705	11,895	2,488,600
Net cash from financing activities	855,834	(11,895)	843,939
Accrued interest	585,013	-	585,013
Other changes – accrued interest and convertible notes (note 23)	(73,954)	-	(73,954)
Balance at 30 June 2024	3,843,599	-	3,843,599
Net cash from/(used in) financing activities	6,453,511	-	6,453,511
Accrued interest	804,255	-	804,255
Debt discount	(481,104)	-	(481,104)
Share conversion of convertible notes	(432,115)	-	(432,115)

Balance at 30 June 2025	10,188,146	-	10,188,146